BORROWINGS (Schedule of Bank Borrowings) (Details) - USD ($)	Dec. 31, 2017	Dec. 31, 2016
Debt Instrument [Line Items]
Short-term bank borrowings	$ 68,400,950	$ 55,582,070
Long-term bank borrowings, current portion	30,899,168	50,398,250
Total borrowings, current	99,300,118	105,980,320
Long-term bank borrowings, non-current portion	113,588,232	111,948,913
Total	$ 212,888,350	$ 217,929,233